Notes Payable And Revolving Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2022
VASO CORPORATION [Member]
Notes Payable And Revolving Credit Agreement (Tables) [Line Items]
Schedule of Notes Payable	Notes payable consist of the following:
	(in thousands)
	December 31, 2022	December 31, 2021
Notes payable	24	31
Less: current portion	(9)	(8)
	$15	$23